Long-term borrowings	12 Months Ended
Dec. 31, 2024
Aegon Ltd. [member]
Statement [LineItems]
Long-term borrowings
17 Long-term borrowings

	2024	2023

Remaining terms less than 1 year	-	-

Remaining terms 1 - 5 years	-	-

Remaining terms 5 - 10 years	301	287

Remaining terms over 10 years	480	457

On December 31	781	745

Fair value of long-term borrowings	835	847
The redemption periods of borrowings vary from 7 years up to 15 years. The interest rates vary from 6.125% to 6.625% per annum.